Summary of Significant Accounting Policies - Schedule of Revenue Recognition, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Summary of Significant Accounting Policies [Line Items]
Total net revenue from commodities trading business	$ 45,477,926	$ 42,622,650	$ 83,057,896
Commodities Brokerage Services
Summary of Significant Accounting Policies [Line Items]
Commodities trading gain (loss)	(9,864)	(1,466,888)
Commission income	59,824	3,823,586
Carrying charges		231,728
Total net revenue from commodities trading business	$ 49,960	$ 2,588,426